Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes To Financial Statements [Abstract]
Revenues and NOI for each reportable segment
Revenues and NOI for each reportable segment for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands):

	2017	2016	2015 (1)
Revenues:
Same Store	$1,021,138	$992,721	$940,634
Non-Same Store and Other	507,849	132,627	102,145
Total rental and other property revenues	$1,528,987	$1,125,348	$1,042,779

NOI:
Same Store	$640,748	$620,567	$581,407
Non-Same Store and Other	311,508	81,425	60,727
Total NOI	952,256	701,992	642,134
Depreciation and amortization	(493,708)	(322,958)	(294,520)
Property management expenses	(43,588)	(34,093)	(30,990)
General and administrative expenses	(40,194)	(29,040)	(25,716)
Merger and integration expenses	(19,990)	(40,823)	—
Interest expense	(154,751)	(129,947)	(122,344)
Gain on sale of depreciable real estate assets	127,386	80,397	189,958
Income tax expense	(2,619)	(1,699)	(1,673)
Gain on sale of non-depreciable real estate assets	21	2,171	172
Other non-operating income (expense)	14,353	(1,839)	(6,274)
Gain (loss) from real estate joint ventures	1,370	241	(2)
Net income attributable to noncontrolling interests	(12,157)	(12,180)	(18,458)
Dividends to MAA Series I preferred shareholders	(3,688)	(307)	—
Net income available for MAA common shareholders	$324,691	$211,915	$332,287

(1) The 2015 column shows the segment break down based on the 2016 Same Store portfolio. A comparison using the 2017 Same Store portfolio would not be comparative due to the nature of the segment classification.

Assets for each reportable segment
Assets for each reportable segment as of December 31, 2017 and 2016 were as follows (in thousands):

	December 31, 2017	December 31, 2016
Assets
Same Store	$5,722,096	$5,895,068
Non-Same Store and Other	5,570,003	5,479,780
Corporate assets	199,820	229,643
Total assets	$11,491,919	$11,604,491